ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accumulated Other Comprehensive Income
Balance at beginning of the year		¥ 4,391,817
Balance at end of the year	$ 601,864	4,138,115	¥ 4,391,817
Reclassifications out of accumulated other comprehensive income to net loss		0	0	¥ 0
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at beginning of the year		12,333	146,100	16,795
Balance at end of the year	$ 18,024	123,923	12,333	146,100
Foreign currency translation adjustments
Accumulated Other Comprehensive Income
Other comprehensive (loss)/income, net of tax		111,590	(133,767)	129,305
Other comprehensive income, tax		¥ 0	¥ 0	¥ 0